Munder Bond Fund (Prospectus Summary) | Munder Bond Fund
Munder Bond Fund
INVESTMENT OBJECTIVE
The Fund's primary investment objective is to provide a high level of current income.
Its secondary objective is capital appreciation.
FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Applicable Sales
Charges" on page 10 of the Fund's Prospectus and the section entitled "Additional
Purchase, Redemption, Exchange and Conversion Information" on page 58 of the
Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Munder Bond Fund	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	[1]	none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	[2]	5.00%	[3]	1.00%	[4]	none	none
[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
[4]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder Bond Fund		Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Other Expenses		0.54%	0.54%	0.54%	0.77%	0.54%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[1]	1.21%	1.96%	1.96%	1.19%	0.96%
Fee Waivers and/or Expense Reimbursements	[2]	(0.34%)	(0.34%)	(0.34%)	(0.32%)	(0.34%)
Total Net Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.87%	1.62%	1.62%	0.87%	0.62%
[1]	Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).
[2]	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually effective November 1, 2012 through at least October 31, 2013 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 0.85% for Class A and K shares, 1.60% for Class B and C shares, and 0.60% for Class Y shares. Prior to November 1, 2012, MCM waived or limited fees or assumed other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses did not exceed 0.65% for Class A and K shares, 1.40% for Class B and C shares, and 0.40% for Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Munder Bond Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Expense Example, with Redemption, 1 Year	485	665	265	89	63
Expense Example, with Redemption, 3 Years	736	882	582	346	272
Expense Example, with Redemption, 5 Years	1,007	1,226	1,026	624	498
Expense Example, with Redemption, 10 Years	1,778	2,063	2,258	1,415	1,147

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Munder Bond Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Expense Example, No Redemption, 1 Year	485	165	165	89	63
Expense Example, No Redemption, 3 Years	736	582	582	346	272
Expense Example, No Redemption, 5 Years	1,007	1,026	1,026	624	498
Expense Example, No Redemption, 10 Years	1,778	2,063	2,258	1,415	1,147

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 362%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues the Fund's investment objectives by investing, under normal circumstances, at least 80% of the Fund's assets in a broad range of bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.
For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The advisor selects securities based on an analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

Bonds, also known as fixed income securities, in which the Fund may invest include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"); asset-backed securities, including collateralized debt obligations ("CDOs"); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The bonds in which the Fund will invest will generally be rated investment grade or better, or if unrated, of comparable quality. However, the Fund may invest up to 20% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities.

The Fund may purchase or sell securities on a when-issued, to-be-announced
(TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. The Fund may also utilize dollar roll transactions, which are series of purchase and sale transactions, to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The advisor may enter into futures and/or credit default swap contracts and the advisor may use exchange-traded funds (ETFs) to manage cash.

Although the Fund will primarily be invested in domestic securities, up to 25%
of the Fund's assets may be invested in foreign securities.
PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk

The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations.  Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility.  A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk

The value of a bond may decline due to an increase in the absolute level of interest rates, or changes in the spread between two rates, the shape of the yield curve or any other interest rate relationship.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.
Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Prepayment Risk

A substantial portion of the Fund may be invested in asset-backed and mortgage-backed securities.  Accordingly, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected.
This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value.

When-Issued Securities, To-Be-Announced, Delayed Delivery and Forward Commitment
Risk

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. In a to-be-announced (TBA) transaction, a seller agrees to deliver a security at a future date; however, the seller does not specify the particular securities to be delivered. Instead, the purchaser agrees to accept any security that meets specified terms. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, TBA, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. Purchasing securities in a TBA transaction also involves the risk that the security that the Fund is required to buy in the transaction may be worth less than an identical security. Each of these transactions also involves the risk that the counterparty may fail to deliver the security or cash on the settlement date. In some cases, the Fund may sell a security on a delayed delivery basis that it does not own, which may subject the Fund to additional risks generally associated with short sales. Among other things, the market price of the security may increase after the Fund enters into the delayed delivery transaction, and the Fund will suffer a loss when it purchases the security at a higher price in order to make delivery. In addition, the Fund may not always be able to purchase the security it is obligated to deliver at a particular time or at an acceptable price.

Dollar Roll Transaction Risk

A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Below Investment Grade Securities Risk

Below investment grade fixed income securities, also known as "junk bonds," may be subject to greater risks than other fixed income securities, including greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed income securities.

Short-Term Trading Risk

The Fund may buy and sell the same security within a short period of time. The frequency of trading within the Fund impacts portfolio turnover rates. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund's performance.

Foreign Securities Risk

Foreign securities tend to be more volatile and less liquid than U.S. securities.
Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund's investments in U.S. companies that have international exposure.

Derivatives Risk

Derivatives, such as futures or credit default swap contracts, are subject to the risk that small price movements can result in substantial gains or losses.
Derivatives also entail exposure to the credit risk of the derivative's counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices. The Fund "covers" its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange.
The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year over the past ten years and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.munder.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
TOTAL RETURN (%) per calendar year

YTD through 9/30/12: 6.77% Best Quarter: 6.22% (quarter ended 9/30/09) Worst Quarter: -3.05% (quarter ended 6/30/04)
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011 (including maximum sales charges)
Average Annual Total Returns Munder Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Since Inception Quaternary
Class A Shares	CLASS A Return Before Taxes	2.11%	4.55%	4.47%	5.27%	Dec. 09, 1992
Class B Shares	CLASS B Return Before Taxes	0.61%	4.29%	4.28%	4.88%	Mar. 13, 1996
Class C Shares	CLASS C Return Before Taxes	4.58%	4.62%	4.12%	4.47%	Mar. 25, 1996
Class K Shares	CLASS K Return Before Taxes	6.40%	5.40%	4.90%	5.49%	Nov. 23, 1992
Class Y Shares	CLASS Y Return Before Taxes	6.55%	5.66%	5.16%	5.66%	Dec. 01, 1991
Class Y Shares After Taxes on Distributions	CLASS Y Return After Taxes on Distributions	5.12%	3.94%	3.41%	3.48%	Dec. 01, 1991
Class Y Shares After Taxes on Distributions and Sales	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares	4.23%	3.81%	3.36%	3.48%	Dec. 01, 1991
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.63%		6.51%	6.29%	6.38%

The index returns from inception for Class Y, A, B, C and K shares are as of
12/1/91, 12/1/92, 3/1/96, 4/1/96 and 12/1/92, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C and K shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.